Investment Income (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Investment Income

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Interest income
Financial assets at amortized cost	479,043	341,617	234,431
Financial assets purchased under reverse repurchase agreements	83,763	76,737	—

	562,806	418,354	234,431

Realized gains
Financial assets at fair value through profit or loss	991,437	1,099,568	1,013,049
Financial assets at amortized cost	80,866	—	—

	1,072,303	1,099,568	1,013,049

Net change in unrealized gains/(losses)
Financial assets at fair value through profit or loss	(483,356)	(212,297)	(197,027)

	1,151,753	1,305,625	1,050,453